Expenses by nature (Tables)	6 Months Ended
Jun. 30, 2023
Expenses by nature
Summary of administrative, research and development expenses

	6 months ended	6 months ended
	June 30,	June 30,
	2023	2022
	£ 000	£ 000
Research and development staff costs (excluding share-based payment expenses)	11,882	6,689
Research and development consultancy	7,449	7,936
Research and development components, parts and tooling	8,169	4,771
Total Research and Development expenses	27,500	19,396
Administrative staff costs (excluding share-based payment expenses)	5,547	5,736
Share based payment expenses	7,056	7,294
Consultancy costs	1,340	990
Legal and financial advisory costs	1,125	1,476
IT hardware and Software costs	3,085	1,665
Related party administrative expenses	42	—
Insurance and premises expenses	1,913	2,119
Other administrative expenses	2,883	3,157
Expense on short term leases	—	8
Depreciation expense	412	260
Amortisation expense	578	572
Depreciation on right of use property assets	327	189
Total administrative expenses	24,308	23,466
Total administrative and research and development expenses	51,808	42,862